UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 2/7/08
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total: $239,827 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                           Title         CUSIP      Value    Shares  Invsmnt  Discret  Other        Voting Authority
                                        Of Class                 (1,000)            Sole     Shared   Mgrs      Sole   Shared  None

ACE LTD                                   ORD        G0070K103    3,325     53,826                            53,826
Millicom Intl Cellular S A              SHS NEW      L6388F110    2,480     21,025                            21,025
Aberdeen Global Income Fund               COM        003013109      456     38,445                            38,445
Adobe Systems                             COM        00724F101    2,260     52,884                            52,884
Allergan Inc                              COM        018490102    4,244     66,061                            66,061
Apple Inc                                 COM        037833100    4,257     21,489                            21,489
BP PLC                               SPONSORED ADR   055622104      260      3,549                             3,549
Baidu Com Inc                        SPON ADR REP A  056752108    2,586      6,635                             6,635
Bank of America Corp                      COM        060505104      275      6,676                             6,676
Barclays BK PLC                      DJAIG CMDTY 36  06738C778      953     16,951                            16,951
Barrick Gold Corp                         COM        067901108    3,794     90,218                            90,218
Berkshire Hathaway Inc                    CL B       084670207    1,175        248                               248
Blackrock Long-Term Muni ADV              COM        09250B103      172     14,630                            14,630
Bldrs Index Fds Tr                   DEV MK 100 ADR  09348R201    3,441    109,134                           109,134
Bldrs Index Fds Tr                   EMER MK 50 ADR  09348R300    3,373     61,287                            61,287
Bright Horizon Family Solutions           COM        109195107    1,009     29,203                            29,203
CME Group Inc.                            COM        12572Q105    1,791      2,610                             2,610
CTC Media Inc.                            COM        12642X106    2,335     77,315                            77,315
Cameco Corp                               COM        13321L108    3,877     97,395                            97,395
Central Europe & Russia Fund              COM        153436100    1,119     19,293                            19,293
Cerner Corporation New                    COM        156782104    2,240     39,719                            39,719
Chevron Corp                              COM        166764100      299      3,203                             3,203
China Life Insurance Co Ltd          SPON ADR REP H  16939P106    1,816     23,740                            23,740
China Mobile Limited                 SPONSORED ADR   16941M109    2,738     31,514                            31,514
Cisco Systems Inc                         COM        17275R102    3,268    120,717                           120,717
CGG Veritas                          SPONSORED ADR   204386106    1,664     29,695                            29,695
ConocoPhillips                            COM        20825C104    2,123     24,038                            24,038
Corrections Corp of America New         COM NEW      22025Y407    3,613    122,450                           122,450
Covance Inc                               COM        222816100    3,080     35,555                            35,555
Ctrip Com Intl Ltd                        ADR        22943F100    1,580     27,488                            27,488
Dolby Laboratories Inc                    COM        25659T107    3,506     70,508                            70,508
E House China Holdings Ltd                ADR        26852W103    2,106     88,395                            88,395
Eaton Vance MA Muni Income             SH BEN INT    27826E104      224     17,420                            17,420
Eaton Vance Muni Income Trust          SH BEN INT    27826U108      553     40,275                            40,275
Eaton Vance Insured Muni Bd Fd II         COM        27827K109      313     23,013                            23,013
Eaton Vance Insured Muni Bd Fd            COM        27827X101      536     38,015                            38,015
Embraer-Empresa Brasileira           SP ADR COM SHS  29081M102    4,614    101,212                           101,212
Encana Corp                               COM        292505104    5,253     77,302                            77,302
Expeditors Intl Wash Inc                  COM        302130109    2,952     66,077                            66,077
Exxon Mobil Corp                          COM        30231G102    6,163     65,785                            65,785
FLIR Systems Inc                          COM        302445101    3,685    117,747                           117,747
First Solar Inc.                          COM        336433107    4,983     18,655                            18,655
Flowserve Corp                            COM        34354P105    2,812     29,232                            29,232
Gabelli Dividend & Income Tr              COM        36242H104      349     16,862                            16,862
General Electric Co                       COM        369604103      864     23,311                            23,311
Genzyme Corp                              COM        372917104    2,579     34,647                            34,647
Gilead Sciences Inc                       COM        375558103    3,458     75,163                            75,163
Google Inc                                CL A       38259P508    7,851     11,354                            11,354
GreenHill & Co Inc                        COM        395259104    2,338     35,174                            35,174
HDFC Bank Ltd                        ADR REPS 3 SHS  40415F101    3,192     24,466                            24,466
Harris Corp                               COM        413875105    4,433     70,717                            70,717
ITT Corp New                              COM        450911102    4,162     63,022                            63,022
Illinois Tool Works Inc                   COM        452308109      227      4,240                             4,240
Imperial Oil Ltd                        COM NEW      453038408    2,759     50,360                            50,360
IShares Silver Trust                    ISHARES      46428Q109    2,925     19,900                            19,900
IShares Inc                            MSCI JAPAN    464286848      133     10,017                            10,017
IShares Tr                           US TIPS BD FD   464287176    2,641     24,959                            24,959
IShares Tr                           LEHMAN AGG BND  464287226      295      2,919                             2,919
IShares Tr                           MSCI EMERG MKT  464287234   10,260     68,266                            68,266
IShares Tr                           IBOXX INV CPBD  464287242      582      5,549                             5,549
IShares Tr                           MSCI EAFE IDX   464287465    5,225     66,555                            66,555
IShares Tr                          S&P GLB100 INDX  464287572      637      7,871                             7,871
IShares Tr                            S&P CALI ETF   464288356      227      2,180                             2,180
IShares Tr                           S&P NATL MUN B  464288414      539      5,282                             5,282
IShares Tr                           S&P WLD EX-US   464288422      240      4,869                             4,869
IShares Tr                           MBS FIXED BDFD  464288588      693      6,807                             6,807
IShares Tr                           LEHMAN 1-3 YR   464288646      246      2,435                             2,435
Itron Inc                                 COM        465741106    3,315     34,539                            34,539
Jacobs Engineering Group Inc              COM        469814107    4,242     44,372                            44,372
Manulife Financial Corp                   COM        56501R106      478     11,727                            11,727
Market Vectors ETF Tr                GOLD MINER ETF  57060U100    7,507    163,791                           163,791
Merck & Co Inc                            COM        589331107      353      6,067                             6,067
Metal Mgmt Inc                          COM NEW      591097209    1,418     31,145                            31,145
Mindray Medical Intl Ltd                SPON ADR     602675100    2,275     52,955                            52,955
Moody's Corp                              COM        615369105      631     17,670                            17,670
Navteq Corp                               COM        63936L100    2,296     30,374                            30,374
Neuberger Berman Intermediate Muni        COM        64124P101      374     29,060                            29,060
New Oriental Ed & Tech Grp I            SPON ADR     647581107    3,677     45,625                            45,625
Nokia Corp                           SPONSORED ADR   654902204    4,423    115,211                           115,211
Nuance Communications Inc                 COM        67020Y100    2,785    149,094                           149,094
Nuveen Div Advantage Muni Fund            COM        67066V101      275     20,668                            20,668
PepsiCo Inc                               COM        713448108    2,267     29,870                            29,870
Powershares ETF Trust                DYNAMIC MKT PT  73935X104      392      7,563                             7,563
Powershares DB G10 Currency Harvest  COM UT BEN INT  73935Y102      438     15,930                            15,930
Powershares DB Agriculture Fund      DB AGRICULT FD  73936B408    3,494    105,915                           105,915
Powershares Global ETF Trust         SOVEREIGN DEBT  73936T573      656     24,797                            24,797
Procter & Gamble Co                       COM        742718109      792     10,783                            10,783
Provident Energy Trust-UTS              TR UNIT      74386K104      204     20,438                            20,438
Respironics Inc                           COM        761230101    1,674     25,561                            25,561
Ryanair Holdings PLC                 SPONSORED ADR   783513104    1,851     46,927                            46,927
Rydex ETF Trust                      S&P 500 EQ TRD  78355W106      552     11,697                            11,697
SPDR Index  DJ Wilshire Int'l Real   DJWS INTL REAL  78463X863      552      9,692                             9,692
SPDR Index S&P International Small   S&P INTL SMLCP  78463X871      213      6,175                             6,175
SPDR Series Trust Lehman Int'l ETF   LEHMN INTL ETF  78464A516      965     17,939                            17,939
SPDR Series Trust DJ Wilshire REIT   DJWS REIT ETF   78464A607      322      4,641                             4,641
Sasol Ltd                            SPONSORED ADR   803866300    2,091     42,275                            42,275
Stericycle Inc                            COM        858912108    1,477     24,859                            24,859
StreetTracks Gold Trust                 GOLD SHS     863307104    5,079     61,592                            61,592
Suntech Power Holdings Co Ltd             ADR        86800C104    4,272     51,889                            51,889
Tata Motors Ltd                      SPONSORED ADR   876568502    2,786    147,740                           147,740
Templeton Global Income Fund              COM        880198106    1,030    121,983                           121,983
Teva Pharmaceutical                       ADR        881624209    1,930     41,515                            41,515
Vanguard Bond Index Fund             LONG TERM BOND  921937793    1,081     14,082                            14,082
Vanguard Tax Managed Fd              EUROPE PAC ETF  921943858      305      6,355                             6,355
Vanguard Index Funds                 EXTEND MKT ETF  922908652      621      5,903                             5,903
Walgreen Co                               COM        931422109      395     10,368                            10,368
WisdomTree Trust                        DEFA FD      97717W703      214      3,080                             3,080
WisdomTree Trust                     INTL SMCAP DIV  97717W760    1,978     30,780                            30,780
WisdomTree Trust                     INTL DV TOP100  97717W786    2,376     34,066                            34,066
WisdomTree Trust                     INTL LRGCAP DV  97717W794      733     10,759                            10,759
Zoltek Cos Inc                            COM        98975W104    4,883    113,908                           113,908

                                                                239,827  4,448,933                         4,448,933